Share-Based Compensation - Schedule of Restricted-Based Share Activity (Detail) - Restricted Stock Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares
Granted	4,000,000	2,000,000	2,000,000
Weighted Average Grant-Date Fair Value
Granted	$ 13.23	$ 7.30	$ 8.60
CNH Industrial EIP [Member]
Shares
Nonvested at beginning of year	4,232,708
Granted	3,939,100
Forfeited	(172,706)
Vested	(1,906,868)
Nonvested at end of year	6,092,234	4,232,708
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	$ 8.14
Granted	13.23
Forfeited	7.77
Vested	8.67
Nonvested at end of year	$ 11.38	$ 8.14